UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7590

John Hancock Patriot Preferred Dividend Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Patriot Preferred Dividend Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the fund on
August 31, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 19.31%                                                                                                   $19,049,730
(Cost $20,151,856)

Electric Utilities 15.00%                                                                                               14,800,230
Alliant Energy Corp.                                                                                      60,000         1,559,400
Aquila, Inc. (I)                                                                                          88,000           259,600
Dominion Resources, Inc.                                                                                  27,500         1,784,475
DTE Energy Co.                                                                                            30,000         1,239,600
NiSource, Inc.                                                                                            34,000           707,200
NSTAR                                                                                                     50,000         2,440,000
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)                                                37,500            13,500
Puget Energy, Inc.                                                                                        73,500         1,683,885
Sierra Pacific Resources (I)                                                                             215,000         1,849,000
TECO Energy, Inc.                                                                                         62,000           822,120
WPS Resources Corp.                                                                                       30,000         1,400,100
Xcel Energy, Inc.                                                                                         59,000         1,041,350

Gas Utilities 4.31%                                                                                                      4,249,500
KeySpan Corp.                                                                                             81,000         3,086,100
Peoples Energy Corp.                                                                                      28,000         1,163,400

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 130.74%                                                                                              $128,974,612
(Cost $127,471,870)

Agricultural Products 4.61%                                                                                              4,545,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                          BB+              60,000         4,545,000

Broadcasting & Cable TV 5.22%                                                                                            5,148,535
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                         B+              202,300         5,148,535

Consumer Finance 5.75%                                                                                                   5,671,150
SLM Corp., 6.97%, Ser A                                                                  BBB+            101,000         5,671,150

Diversified Banks 7.47%                                                                                                  7,368,750
Bank of America Corp., 6.75%, Ser VI                                                     A-              102,100         5,462,350
Royal Bank of Scotland Group Plc, 5.75%, Ser B (United Kingdom)                          A                80,000         1,906,400

Diversified Chemicals 2.97%                                                                                              2,932,350
Du Pont (E.I.) de Nemours & Co., $4.50, Ser B                                            A                33,900         2,932,350

Electric Utilities 25.53%                                                                                               25,178,185
Alabama Power Co., 5.20%                                                                 BBB+            251,400         6,207,066
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                            Baa1             20,000         2,136,250
Boston Edison Co., 4.78%                                                                 BBB+             15,790         1,395,047
Duquesne Light Co., 6.50%                                                                BB+              37,000         1,875,900
Energy East Capital Trust I, 8.25%                                                       BBB-            168,000         4,460,400
Northern Indiana Public Service Co., 7.44%                                               BB+              15,150         1,559,977
PSEG Funding Trust II, 8.75%                                                             BB+              30,000           827,400
PSI Energy, Inc., 6.875%                                                                 BBB-             14,350         1,499,575
Public Service Electric & Gas Co., 6.92%                                                 BB+              19,000         1,995,595
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                         CCC+            110,000         2,585,000
Wisconsin Public Service Corp., 6.76%                                                    A                 6,095           635,975

Gas Utilities 10.55%                                                                                                    10,406,148
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                             CCC-            136,600         6,006,138
Southern Union Co., 7.55%                                                                BB+              98,500         2,692,990
Southwest Gas Capital II, 7.70%                                                          BB               62,300         1,707,020

Industrial Conglomerates 2.23%                                                                                           2,199,880
Grand Metropolitan Delaware, L.P., 9.42%, Ser A                                          BBB+             86,000         2,199,880

Integrated Oil & Gas 4.72%                                                                                               4,659,336
Coastal Finance I, 8.375%                                                                CCC-            199,800         4,659,336

Investment Banking & Brokerage 31.13%                                                                                   30,708,144
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                              BBB              40,000         2,008,000
Bear Stearns Cos., Inc. (The), 6.15%, Ser E                                              BBB             100,600         5,321,740
Citigroup, Inc., 6.213%, Ser G                                                           A                52,000         2,742,480
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                        A                88,700         4,621,270
J.P Morgan Chase & Co., 6.625%,Depositary Shares, Ser H                                  A-              100,000         5,410,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                          BBB+             48,000         2,361,600
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                             BBB+            102,500         5,048,125
Merril Lynch & Co., Inc, 9.00% Depositary Shares, Ser A                                  A-              120,700         3,194,929

Oil & Gas Exploration & Production 18.88%                                                                               18,626,049
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                       BBB-             60,989         5,961,675
Apache Corp., 5.68%, Depositary Shares, Ser B                                            BBB              52,200         5,286,884
Devon Energy Corp., 6.49%, Ser A                                                         BBB-             50,000         5,304,690
Nexen, Inc., 7.35% (Canada)                                                              BBB-             80,000         2,072,800

Regional Banks 7.05%                                                                                                     6,959,085
HSBC USA, Inc., $2.8575                                                                  A1              133,700         6,959,085

Trucking 4.63%                                                                                                           4,572,000
AMERCO, 8.50%, Ser A                                                                     CCC+            180,000         4,572,000

                                                                  Interest                             Par value
Issuer, description, maturity date                                  rate %                                  (000)            Value
Short-term investments 3.56%                                                                                            $3,514,000
(Cost $3,514,000)

Commercial Paper 3.56%                                                                                                   3,514,000
ChevronTexaco Corp., 09-01-04                                        1.400                                 3,514         3,514,000

Total investments 153.61%                                                                                             $151,538,342

Other assets and liabilities, net (53.61%)                                                                            ($52,884,666)

Total net assets 100.00%                                                                                               $98,653,676


John Hancock
Patriot Preferred Dividend Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available."

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I)  Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,545,000 or 4.61% of net assets as of August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $151,137,726. Gross unrealized appreciation and depreciation of investments aggregated $8,058,412 and $7,657,796, respectively, resulting in net unrealized appreciation of $400,616.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent for
Common Shareholders
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for ARPS
The Bank of New York
One Wall Street
New York, New York 10286

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PPF

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Patriot Preferred Dividend Fund.


P70Q1   8/04
       10/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004